Capital and reserves - Summary of issued capital (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Issued Capital [Line Items]
Conversion Of Preferred Shares Into Ordinary Shares Value	¥ 8,648,916
Ordinary shares [member]
Disclosure Of Issued Capital [Line Items]
Beginning balance ,shares	4,357,600,932	4,418,175,111
Ending balance, shares	0	4,357,600,932	4,418,175,111
Non Redeemable Preferred Shares [Member]
Disclosure Of Issued Capital [Line Items]
Beginning balance ,shares	211,706,410	210,621,810
Ending balance, shares	0	211,706,410	210,621,810
Issued capital [member] | Ordinary shares [member]
Disclosure Of Issued Capital [Line Items]
Beginning balance ,shares	110,506,939	108,743,250	106,850,470
Beginning balance of share capital of ordinary share, amount	¥ 8	¥ 8	¥ 7
Issuance of new shares	93,350,727	1,763,689	1,892,780
Share capital ordinary shares	¥ 7		¥ 1
Re-Designation Before Completion Of Ipo Issued	(203,857,666)
Re-Designation Before Completion Of Ipo Issued Value	¥ (15)
Ending balance, shares	0	110,506,939	108,743,250
End balance of share capital of ordinary share, amount	¥ 0	¥ 8	¥ 8
Issued capital [member] | Non Redeemable Preferred Shares [Member]
Disclosure Of Issued Capital [Line Items]
Beginning balance ,shares	210,072,039	205,671,810	205,671,810
Beginning balance of Share capital of non redeemable preferred shares, amount	¥ 15	¥ 15	¥ 15
Issuance of new shares	0	4,400,229
Share capital ordinary shares		¥ 0
Conversion Of Preferred Shares Into Ordinary Shares Value	¥ (15)
Conversion Of Preferred Shares Into Ordinary Shares	(210,072,039)
Ending balance, shares	0	210,072,039	205,671,810
End balance of Share capital of non redeemable preferred shares, amount	¥ 0	¥ 15	¥ 15